Schedule of Advance for Investment (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Advance for investment	[1]		$ 1,902,004
Total			$ 1,902,004

[1]	Advance for investment: The Group made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,842,142 (RMB13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. In October 2023, the 35% of all equity interest of Wuxi Talent was transferred to WOFE.